March 14, 2008




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                      RE:  IntegraMed America, Inc.
                           Annual Report on Form 10-K
                           For the Year Ended December 31, 2007
                           SEC File No. 0-20260

Ladies and Gentlemen:

We enclose the following documents:

1. The IntegraMed America, Inc. Annual Report on Form 10-K for the year ended December 31, 2007.

2. The Certifications of our Chief Executive Officer and Chief Financial Officer required pursuant to 18 U.S.C. section 1350 as adopted pursuant to
     Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibits 31.1 and 31.2 to the IntegraMed America, Inc. Form 10-K referenced above.

3. The Certifications of our Chief Executive Officer and Chief Financial Officer required pursuant to 18 U.S. C. section 1350 as adopted pursuant to Sectin 906 of the Sarbanes-Oxley Act of 2002 are filed as Exhibits 32.1 and
     32.2 to the IntegraMed America, Inc. Form 10-K referenced above.

Sincerely,




/s/ John W. Hlywak, Jr.
------------------------
John W. Hlywak, Jr.
Executive Vice President and
Chief Financial Officer

Enclosure

cc:  Robert Dwyer, Esq.